Information on market risk and fair value of financial assets and liabilities (telecom activities) - Group's main energy supply agreements (Details) - Cash flow hedges - item	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	145
Portion of the Group energy consumption hedged via contracts of PPA and vPPA	10.00%
Volume of Group's annual consumption	5,700	5,594	5,154
France | Boralex
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	67
Duration	5 years
France | Engie
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	76
Duration	15 years
France | Total Energie
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	100
Duration	20 years
France | Engie
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	102
Duration	20 years
Poland | Enertrag-Dunowo Sp.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	1,274
Duration	12 years
Poland | EDF
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	1,686
Duration	8 years
Poland | RPower
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	585
Duration	10 years 6 months
Poland | WPD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	480
Duration	10 years
ROMANIA | Engie Romania
Disclosure of nature and extent of risks arising from financial instruments [line items]
Duration	4 years 6 months
ROMANIA | Enery Group
Disclosure of nature and extent of risks arising from financial instruments [line items]
Overall contract volume (in GWh)	400
Duration	8 years